Contingencies, Commitments, and Responsibilities - Schedule of Performance Bond (Detail) - Mapfre Compania De Seguros SA [member]	12 Months Ended
Dec. 31, 2022 HUF (Ft)
Disclosure of subsidiaries [line items]
Amount (UF)	Ft 16,000
Amount (UF)	Ft 4,000